Subsequent Events	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Events after reporting period	Subsequent Events
In January, 2025 the PagSeguro Group repurchased 1,581,532 shares in the total amount of R$61,452 and the average price of U$6.38.
In January, 2025 the PagSeguro Group paid R$2,521 million related a short-term borrowing contracted in December, 2024. Also, in January, 2025 the PagSeguro Group contracted a new borrowing in the amount of R$950 million with an interest rate of 107% of the CDI and maturity of one year from the execution date.
In January, 2025 the subsidiary Yamí was incorporated by Pag Participações.